Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (4,508)	$ (6,885)	$ (1,081)	$ (5,648)	$ (11,058)	$ (2,768)	$ (12,474)	$ (19,474)	$ (35,201)	$ (23,443)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,322)	$ 743	$ (900)	1,387	$ 830	$ (3,113)	(1,479)	(896)	2,116	517
Comprehensive loss	$ (5,830)			$ (4,261)			$ (13,953)	$ (20,370)	$ (33,085)	$ (22,926)